Note 6 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2020	2019
Land and land improvements	$15,150	$14,823
Buildings and improvements	47,026	44,596
Machinery and equipment	5,469	5,005
Office furniture and fixtures	8,000	7,234
Vehicles	677	499
Construction in progress	1,086	581
	77,408	72,738
Less accumulated depreciation and amortization	(26,109)	(23,760)
Property and equipment, net	$51,299	$48,978